Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories.
Schedule of inventories

	Thousands of Euros
	31/12/2022	31/12/2021
Goods for resale	138,909	137,887
Raw materials and supplies	1,064,776	657,060
Work in progress and semi-finished goods	1,331,644	721,088
Finished goods	666,028	743,319
	3,201,357	2,259,354

Schedule of movement in inventory provision

	Thousands of Euros
	31/12/2022	31/12/2021	31/12/2020
Balance at 1 January	158,724	122,613	104,251
Net charge for the year	(66,647)	28,092	42,255
Cancellations for the year	(12,155)	(269)	(189)
Translation differences	4,818	8,288	(23,704)
Balance at 31 December	84,740	158,724	122,613